Income taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
(a)Expense composition and rate reconciliation

Years Ended December 31 (millions)	2024	2023	2022
Current income tax expense (recovery)
For current reporting period	$67	$67	$96
Pillar Two global minimum tax	2	—	—
Adjustments recognized in the current period for income tax of prior periods	(7)	(5)	1
	62	62	97
Deferred income tax (recovery)
Arising from the origination and reversal of temporary differences	(52)	(55)	(31)
Arising from the write-down of a deferred tax asset	24	—	—
Adjustments recognized in the current period for income tax of prior periods	5	(2)	1
	(23)	(57)	(30)
	$39	$5	$67
Our income tax expense and effective income tax rate differ from that calculated by applying the applicable statutory rates for the following reasons:

Years Ended December 31 (millions, except percentages)	2024		2023		2022
Income taxes computed at applicable statutory income tax rates	$(17)	76.2%	$5	7.8%	$57	22.7%
Non-deductible (taxable) items	6		—		9
Withholding and other taxes	23		18		23
Losses not recognized	19		1		7
Foreign tax differential	—		(12)		(30)
Adjustments recognized in the current period for income tax of prior periods	(2)		(7)		2
Pillar Two global minimum tax	2		—		—
Reversal of previously recognized deferred tax asset	9		—		—
Other	(1)		—		(1)
Income tax expense	$39	(177.3)%	$5	8.5%	$67	26.8%
We are subject to the global minimum top-up income tax under Pillar Two tax legislation. The top-up income tax relates primarily to our operations in Bulgaria and Ireland, where the statutory income tax rate is 10% and 12.5%, respectively. As at December 31, 2024, both Bulgaria and Ireland have enacted global minimum income tax into domestic tax legislation effective January 1, 2024. As a result, our Bulgarian and Irish subsidiaries will be liable for the top-up income tax rather than the ultimate Canadian parent company. During the year ended December 31, 2024, the Company recognized a current income tax expense of $2 million related to the Pillar Two tax.
We have applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up income tax and it is recognized as a current income tax in the period it is incurred.
(b)Temporary differences
We must make significant estimates in respect of the composition of our deferred income taxes. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.
Temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the consolidated statements of income (loss) and comprehensive income (loss) and the consolidated statement of changes in owners’ equity are estimated as follows:

(millions)	Property, plant and equipment and intangible assets	Net pension and share- based compensation amounts	Debt and equity issue costs	Provisions and other	Non-capital loss carried forward	Leases	Net deferred income tax asset (liability)
As at January 1, 2023	$(276)	$1	$6	$7	$10	$2	$(250)
Acquired during the year & other	(83)	—	—	2	14	—	(67)
Deferred income tax (expense) recovery recognized in:
Net income	35	2	(2)	4	16	2	57
Other comprehensive income	—	—	—	4	(2)	—	2
Foreign currency translation	(3)	—	—	—	—	—	(3)
As at December 31, 2023	$(327)	$3	$4	$17	$38	$4	$(261)
Deferred income tax (expense) recovery recognized in:
Net income (loss)	29	5	(2)	(1)	(8)	—	23
Other comprehensive income (loss)	—	—	—	—	(1)	—	(1)
Foreign currency translation	5	—	—	—	—	—	5
Share capital	—	—	—	—	(9)	—	(9)
Other	(2)	—	(1)	2	(1)	1	(1)
As at December 31, 2024	$(295)	$8	$1	$18	$19	$5	$(244)
Temporary differences arise from the carrying value of the investments in subsidiaries exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in our non-Canadian subsidiaries. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.
(c)Other
As at December 31, 2024, the Company derecognized a deferred tax asset of $33 million on the basis that it is not probable that it will be recovered, $24 million was recognized as deferred tax expense in the consolidated statements of income (loss) and comprehensive income (loss) and $9 million was recognized as an adjustment to equity. The $33 million adjustment includes an opening balance of $18 million and current year activity of $15 million.
As at December 31, 2024, the Company had cumulative tax losses of $145 million for which no deferred tax assets were recognized (2023 - $56 million). Of this amount, $13 million can be carried forward indefinitely, $126 million has a 20-year carryforward period and $6 million has a 5-year carryforward period. During the year ended December 31, 2024, we recognized the benefit of $7 million (2023 - $1 million) of non-capital losses.